Condensed financial statements of the Company (Condensed statement of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Net cash used in operating activities	$ 14,017	¥ 90,920	¥ 20,544	¥ 57,693
Net cash generated from/(used in) investing activities	(81,139)	(525,603)	(178,613)	(6,806)
Net cash provided by financing activities	11,964	77,492	913,906	100,762
Net increase/(decrease) in cash and cash equivalents	(55,141)	(357,191)	755,837	151,649
Cash and cash equivalents at beginning of the year	143,541	929,829	179,658	31,365
Effect of exchange (loss)/gain on cash and cash equivalents	3,346	21,674	(5,666)	(3,356)
Cash and cash equivalents at end of the year	91,746	594,312	929,829	179,658
Parent Company [Member]
Net cash used in operating activities	(4,349)	(28,175)	(13,058)	(39,266)
Net cash generated from/(used in) investing activities	(70,952)	(459,608)	(77,676)	5,687
Net cash provided by financing activities	(1,425)	(9,232)	893,906	107,487
Net increase/(decrease) in cash and cash equivalents	(76,726)	(497,015)	803,172	73,908
Cash and cash equivalents at beginning of the year	134,309	870,029	72,118	441
Effect of exchange (loss)/gain on cash and cash equivalents	3,094	20,042	(5,261)	(2,231)
Cash and cash equivalents at end of the year	$ 60,677	¥ 393,056	¥ 870,029	¥ 72,118